SUBSIDIARIES	12 Months Ended
Jun. 30, 2018
SUBSIDIARIES
SUBSIDIARIES

27.SUBSIDIARIES

The following diagram is a depiction of the Group structure as at June 30, 2018.

		Group interest (%)		Net carrying value ($)
Name of Group company	Incorporation details	2018	2017	2018	2017
Entities held directly by parent
GeneType Pty. Ltd. (Dormant)	September 5, 1990 Victoria, Australia	100%	100%	—	—
Genetic Technologies Corporation Pty. Ltd. (Genetic testing)	October 11, 1996 N.S.W., Australia	100%	100%	2	2
Gene Ventures Pty. Ltd. * (Dormant)	March 7, 2001 N.S.W., Australia	100%	100%	10	10
GeneType AG ** (Dormant)	February 13, 1989 Zug, Switzerland	—	100%	—	—
GeneType Corporation (Dormant)	December 18, 1989 California, U.S.A.	100%	100%	—	—
Phenogen Sciences Inc. (BREVAGenTM )	June 28, 2010 Delaware, U.S.A.	100%	100%	11,006	11,006

Total carrying value				11,018	11,018

* On April 26, 2018, the name of RareCellect Pty Ltd (ACN 096 135 9847) was changed to Gene Ventures Pty Ltd (ACN 096 135 947)

** Liquidation of  GeneType AG was completed on December 13, 2017